UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:           09/30/06

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):    /  / is a restatement
                                    /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

WESTCLIFF CAPITAL MANAGEMENT, LLC
200 Seventh Avenue, Suite 105
Santa Cruz, CA  95062

Form 13F File Number:  028-03851

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

RICHARD S. SPENCER III
Managing Member of Westcliff Capital Management, LLC
831-479-0422

Signature, Place and Date of Signing:

/s/ Richard S. Spencer III
-------------------------------------
Richard S. Spencer III
Santa Cruz, CA
10/16/06

Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 50

Form 13F Information Table Value Total (x$1000):  $370,751

List of Other Included Managers:    None

                                                     FORM 13F INFORMATION TABLE

                                                         VALUE       SHARES/    SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP    (X$1000)     PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
---------------------------  -------------- --------- -----------   --------    ---  ----  ------- --------  --------  ------   ----
------------------------------------------------------------------------------------------------------------------------------------
ATP Oil & Gas Corp               COM        00208J108       3869     104730     SH           Sole              104730
Access Integrated Technolo-A     COM        004329108      13245    1398583     SH           Sole             1398583
Adeza Biomedical Corp            COM        006864102       8343     508400     SH           Sole              508400
American Technology Corp         COM        030145205        382     100000     SH           Sole              100000
Anglogold LTD                    COM        035128206       6038     160000     SH           Sole              160000
Arena Resources Inc.             COM        040049108        911      28362     SH           Sole               28362
Arena Resources Inc.-warrants    COM        040049108        381      17476     SH           Sole               17476
Aurora Energy Resources AXU      COM        05163P106        305      35700     SH           Sole               35700
Aurora Oil & Gas Corp f/n/a Ca   COM        052036100       3937    1286500     SH           Sole             1286500
Bema Gold Corp                   COM        08135f107       5266    1188610     SH           Sole             1188610
Biosphere Medical  Inc.          COM        09066v103       4400     666700     SH           Sole              666700
Crocs Inc.                       COM        227046109       7808     230000     SH           Sole              230000
Diedrich Coffee                  COM        253675201       3954     955233     SH           Sole              955233
Diedrich  Coffee Warrants        COM        253675110          0     208331     SH           Sole              208331
E-Z-EM Inc.                      COM        269305405       3493     221350     SH           Sole              221350
Electroglas Inc.                 COM        285324109       8749    3193129     SH           Sole             3193129
Emageon Inc.                     COM        29076V109      13382     858360     SH           Sole              858360
Energy Metals Corp               COM        29271B106       5141    1080100     SH           Sole             1080100
Entrust Technologies Inc         COM        293848107      12271    3546462     SH           Sole             3546462
Evergreen Energy, Inc.           COM        30024B104      36069    3370900     SH           Sole             3370900
Evergreen Energy, Inc. Warrants  COM        30024B104      57946    7288750     SH           Sole             7288750
FSI International Inc.           COM        302633102      10927    1900380     SH           Sole             1900380
FreightCar America Inc.          COM        357023100       3434      64784     SH           Sole               64784
Fronteer Development Group, In   COM        35903Q106       2804     524035     SH           Sole              524035
Fuel Systems Solutions Common    COM        35952W103       3733     293450     SH           Sole              293450
Global Industries                COM        379336100       2057     132200     SH           Sole              132200
Intevac                          COM        461148108       4448     264734     SH           Sole              264734
Kinross Gold Corp                COM        496902404       7279     581400     SH           Sole              581400
Kodiak Oil & Gas Corp            COM        50015Q100       3904    1139560     SH           Sole             1139560
LKQ Corp                         COM        501889208      12216     556052     SH           Sole              556052
Lexington Resources Inc.         COM        529561102        415     550000     SH           Sole              550000
Lexington Resources Inc. Wts     COM        529561102          0     550000     SH           Sole              550000
Lufkin Industries Inc.           COM        549764108       4147      78373     SH           Sole               78373
NQL Energy Services Inc          COM        62936W108       9069    1569000     SH           Sole             1569000
Natural Gas Services Group       COM        63886Q109      11860     919350     SH           Sole              919350
Nuance Communications Inc.       COM        67020Y100      10804    1322400     SH           Sole             1322400
OYO Geospace Corp                COM        671074102       5457      96159     SH           Sole               96159
Ominicell Inc.                   COM        68213N109       5715     319444     SH           Sole              319444
Pan American Silver Corp         COM        697900108       6203     317460     SH           Sole              317460
Parallel Petroleum               COM        699157103       4240     211360     SH           Sole              211360
Photon Dynamics, Inc.            COM        719364101       7673     578220     SH           Sole              578220
Saba Software                    COM        784932600       6591    1250600     SH           Sole             1250600
Seitel Inc.                      COM        816074405      10521    2866716     SH           Sole             2866716
Spectranetics Corporation        COM        84760C107      13901    1188162     SH           Sole             1188162
Tesco Corp                       COM        88157K101       4834     311640     SH           Sole              311640
Tetra Technologies Inc.          COM        88162F105       7678     317800     SH           Sole              317800
Toreador Resources Corp          COM        891050106       4501     244369     SH           Sole              244369
Transaction Systems Architechs   COM        893416107       5707     166275     SH           Sole              166275
Treasure Island Royalty Trust    COM        894626209        217    1667442     SH           Sole             1667442
Uranium Resources Inc.           COM        916901507       4526    1534322     SH           Sole             1534322
REPORT SUMMARY                           50 DATA RECORDS             370751       0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
